Document and Entity Information	Dec. 13, 2018
Prospectus:
Document Type	497
Document Period End Date	Dec. 13, 2018
Registrant Name	MORGAN STANLEY INSTITUTIONAL FUND TRUST
Central Index Key	0000741375
Amendment Flag	false
Document Creation Date	Dec. 13, 2018
Document Effective Date	Dec. 13, 2018
Prospectus Date	Jan. 31, 2018
Mid Cap Growth Portfolio | Class A Shares
Prospectus:
Trading Symbol	MACGX
Mid Cap Growth Portfolio | Class I Shares
Prospectus:
Trading Symbol	MPEGX
Mid Cap Growth Portfolio | Class L
Prospectus:
Trading Symbol	MSKLX
Mid Cap Growth Portfolio | Class IS
Prospectus:
Trading Symbol	MMCGX
Mid Cap Growth Portfolio | Class C
Prospectus:
Trading Symbol	MSMFX